Stockholders’ Deficit (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended
	Nov. 22, 2021	Dec. 31, 2021	Jun. 30, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred Stock, Par value		$ 0.0001	$ 0.0001
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, shares authorized		50,000,000	50,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common shares subject to possible redemption		27,600,000	27,600,000
Dividends payable (in Dollars per share)	$ 0.2
Stock Issued During Period, Shares, New Issues	7,140,000
Issuance of representative shares, value		$ 25,000
Public warrants outstanding		13,800,000	13,800,000
Private warrants outstanding		585,500	522,500
Warrants exercise price		$ 11.50	$ 11.50
Warrants term		5 years	5 years
Common stock shares issued		35,911,000	35,911,000
Common Stock, Shares Outstanding		35,911,000	35,911,000
Representative Shares [Member]
Class of Stock [Line Items]
Stock Issued		240,000	240,000
Stock Issued During Period, Shares, New Issues	240,000
Issuance of representative shares, value	$ 870
Founder Shares [Member]
Class of Stock [Line Items]
Stock Issued		6,900,000	6,900,000
Stock Issued During Period, Shares, New Issues	6,900,000
Public Shares [Member]
Class of Stock [Line Items]
Stock Issued		27,600,000	27,600,000
Private Units [Member]
Class of Stock [Line Items]
Stock Issued		1,171,000	1,171,000